Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2017-RC1
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-RC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	General Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	17		Andrew Hundertmark		ahundertmark@argenticservices.com
Historical Detail	18		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	27
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001FAU9	2.012000%	19,435,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001FAV7	3.118000%	73,836,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001FAW5	3.364000%	100,000,000.00	34,007,820.28	13,173,993.11	95,335.26	0.00	0.00	13,269,328.37	20,833,827.17	43.35%	30.00%
A-4	95001FAX3	3.631000%	195,938,000.00	195,938,000.00	0.00	592,875.73	0.00	0.00	592,875.73	195,938,000.00	43.35%	30.00%
A-SB	95001FAY1	3.453000%	26,358,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95001FAZ8	3.844000%	46,009,000.00	46,009,000.00	0.00	147,382.16	0.00	0.00	147,382.16	46,009,000.00	31.33%	22.25%
B	95001FBC8	4.036000%	28,942,000.00	28,942,000.00	0.00	97,341.59	0.00	0.00	97,341.59	28,942,000.00	23.77%	17.38%
C	95001FBD6	4.591000%	26,715,000.00	26,715,000.00	0.00	102,207.14	0.00	0.00	102,207.14	26,715,000.00	16.79%	12.88%
D	95001FAC9	3.250000%	30,425,000.00	30,425,000.00	0.00	82,401.04	0.00	0.00	82,401.04	30,425,000.00	8.84%	7.75%
E	95001FAG0	3.361000%	23,005,000.00	23,005,000.00	0.00	64,433.17	0.00	0.00	64,433.17	23,005,000.00	2.82%	3.88%
F	95001FAL9	3.361000%	8,163,000.00	8,163,000.00	0.00	22,863.20	0.00	0.00	22,863.20	8,163,000.00	0.69%	2.50%
G	95001FAQ8	3.361000%	14,842,045.00	5,082,300.86	0.00	26,081.20	0.00	2,437,603.61	26,081.20	2,644,697.25	0.00%	0.00%
R	95001FAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2CVP80	5.126274%	31,245,686.60	20,962,480.06	693,368.06	90,510.53	5,500.00	128,294.93	789,378.59	20,140,817.07	0.00%	0.00%
Regular SubTotal			624,913,731.61	419,249,601.20	13,867,361.17	1,321,431.02	5,500.00	2,565,898.54	15,194,292.19	402,816,341.49

X-A	95001FBA2	1.534762%	415,567,000.00	229,945,820.28	0.00	294,093.33	104,500.00	0.00	398,593.33	216,771,827.17
X-B	95001FBB0	1.031325%	101,666,000.00	101,666,000.00	0.00	87,375.55	0.00	0.00	87,375.55	101,666,000.00
X-D	95001FAA3	1.876274%	30,425,000.00	30,425,000.00	0.00	47,571.35	0.00	0.00	47,571.35	30,425,000.00
X-E	95001FAE5	1.765274%	23,005,000.00	23,005,000.00	0.00	33,841.77	0.00	0.00	33,841.77	23,005,000.00
X-F	95001FAJ4	1.765274%	8,163,000.00	8,163,000.00	0.00	12,008.27	0.00	0.00	12,008.27	8,163,000.00
X-G	95001FAN5	1.765274%	14,842,045.00	5,082,300.86	0.00	13,889.25	0.00	0.00	13,889.25	2,644,697.25
Notional SubTotal			593,668,045.00	398,287,121.14	0.00	488,779.52	104,500.00	0.00	593,279.52	382,675,524.42

Deal Distribution Total					13,867,361.17	1,810,210.54	110,000.00	2,565,898.54	15,787,571.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001FAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001FAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001FAW5	340.07820280	131.73993110	0.95335260	0.00000000	0.00000000	0.00000000	0.00000000	132.69328370	208.33827170
A-4	95001FAX3	1,000.00000000	0.00000000	3.02583332	0.00000000	0.00000000	0.00000000	0.00000000	3.02583332	1,000.00000000
A-SB	95001FAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95001FAZ8	1,000.00000000	0.00000000	3.20333326	0.00000000	0.00000000	0.00000000	0.00000000	3.20333326	1,000.00000000
B	95001FBC8	1,000.00000000	0.00000000	3.36333322	0.00000000	0.00000000	0.00000000	0.00000000	3.36333322	1,000.00000000
C	95001FBD6	1,000.00000000	0.00000000	3.82583343	0.00000000	0.00000000	0.00000000	0.00000000	3.82583343	1,000.00000000
D	95001FAC9	1,000.00000000	0.00000000	2.70833328	0.00000000	0.00000000	0.00000000	0.00000000	2.70833328	1,000.00000000
E	95001FAG0	1,000.00000000	0.00000000	2.80083330	0.00000000	0.00000000	0.00000000	0.00000000	2.80083330	1,000.00000000
F	95001FAL9	1,000.00000000	0.00000000	2.80083303	0.00000000	0.00000000	0.00000000	0.00000000	2.80083303	1,000.00000000
G	95001FAQ8	342.42591637	0.00000000	1.75725111	(0.79817303)	47.23176287	0.00000000	164.23637107	1.75725111	178.18954531
R	95001FAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CVP80	670.89196433	22.19084090	2.89673679	(0.03075689)	1.92570164	0.17602430	4.10600451	25.26360198	644.59511893

Notional Certificates
X-A	95001FBA2	553.33031805	0.00000000	0.70769173	0.00000000	0.00000000	0.25146366	0.00000000	0.95915539	521.62906865
X-B	95001FBB0	1,000.00000000	0.00000000	0.85943727	0.00000000	0.00000000	0.00000000	0.00000000	0.85943727	1,000.00000000
X-D	95001FAA3	1,000.00000000	0.00000000	1.56356122	0.00000000	0.00000000	0.00000000	0.00000000	1.56356122	1,000.00000000
X-E	95001FAE5	1,000.00000000	0.00000000	1.47106151	0.00000000	0.00000000	0.00000000	0.00000000	1.47106151	1,000.00000000
X-F	95001FAJ4	1,000.00000000	0.00000000	1.47106088	0.00000000	0.00000000	0.00000000	0.00000000	1.47106088	1,000.00000000
X-G	95001FAN5	342.42591637	0.00000000	0.93580433	(0.43207456)	25.56793757	0.00000000	0.00000000	0.93580433	178.18954531

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	95,335.26	0.00	95,335.26	0.00	0.00	0.00	95,335.26	0.00
A-4	07/01/26 - 07/30/26	30	0.00	592,875.73	0.00	592,875.73	0.00	0.00	0.00	592,875.73	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	294,093.33	0.00	294,093.33	0.00	0.00	0.00	294,093.33	0.00
X-B	07/01/26 - 07/30/26	30	0.00	87,375.55	0.00	87,375.55	0.00	0.00	0.00	87,375.55	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,571.35	0.00	47,571.35	0.00	0.00	0.00	47,571.35	0.00
A-S	07/01/26 - 07/30/26	30	0.00	147,382.16	0.00	147,382.16	0.00	0.00	0.00	147,382.16	0.00
B	07/01/26 - 07/30/26	30	0.00	97,341.59	0.00	97,341.59	0.00	0.00	0.00	97,341.59	0.00
C	07/01/26 - 07/30/26	30	0.00	102,207.14	0.00	102,207.14	0.00	0.00	0.00	102,207.14	0.00
D	07/01/26 - 07/30/26	30	0.00	82,401.04	0.00	82,401.04	0.00	0.00	0.00	82,401.04	0.00
X-E	07/01/26 - 07/30/26	30	0.00	33,841.77	0.00	33,841.77	0.00	0.00	0.00	33,841.77	0.00
E	07/01/26 - 07/30/26	30	0.00	64,433.17	0.00	64,433.17	0.00	0.00	0.00	64,433.17	0.00
X-F	07/01/26 - 07/30/26	30	0.00	12,008.27	0.00	12,008.27	0.00	0.00	0.00	12,008.27	0.00
F	07/01/26 - 07/30/26	30	0.00	22,863.20	0.00	22,863.20	0.00	0.00	0.00	22,863.20	0.00
X-G	07/01/26 - 07/30/26	30	384,251.87	7,476.38	0.00	7,476.38	(6,412.87)	0.00	0.00	13,889.25	379,480.48
G	07/01/26 - 07/30/26	30	710,871.44	14,234.68	0.00	14,234.68	(11,846.52)	0.00	0.00	26,081.20	701,015.95
RR Interest	07/01/26 - 07/30/26	30	60,870.86	89,549.51	0.00	89,549.51	(961.02)	0.00	0.00	90,510.53	60,169.87
Totals			1,155,994.17	1,790,990.13	0.00	1,790,990.13	(19,220.41)	0.00	0.00	1,810,210.54	1,140,666.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	15,787,571.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,801,196.16	Master Servicing Fee	5,319.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,428.51
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	180.51
ARD Interest	0.00	Operating Advisor Fee	832.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	155.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,801,196.16	Total Fees	10,206.04

Principal		Expenses/Reimbursements
Scheduled Principal	541,700.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	13,325,661.02	Special Servicing Fees (Monthly)	(19,220.41)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,867,361.17	Total Expenses/Reimbursements	(19,220.41)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	110,000.00	Interest Distribution	1,810,210.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,867,361.17
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	110,000.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	110,000.00	Total Payments to Certificateholders and Others	15,787,571.71
Total Funds Collected	15,778,557.33	Total Funds Distributed	15,778,557.34

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	419,249,601.21	419,249,601.21	Beginning Certificate Balance	419,249,601.20
(-) Scheduled Principal Collections	541,700.15	541,700.15	(-) Principal Distributions	13,867,361.17
(-) Unscheduled Principal Collections	13,325,661.02	13,325,661.02	(-) Realized Losses	2,565,898.54
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,565,898.54
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,565,898.54	2,565,898.54	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	402,816,341.50	402,816,341.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	419,299,717.77	419,299,717.77	Ending Certificate Balance	402,816,341.49
Ending Actual Collateral Balance	402,882,263.02	402,882,263.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP	Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP
1,000,000 or less	1	1,000,000.00	0.25%	6	4.5300	0.900000	1.15 or less	9	22,473,386.97	5.58%	6	4.4414	0.966770
1,000,001 to 2,000,000	4	6,064,995.17	1.51%	6	4.3882	2.257707	1.16 to 1.30	2	20,266,468.13	5.03%	0	4.6719	1.235524
2,000,001 to 3,000,000	6	13,919,690.83	3.46%	5	4.4394	1.190197	1.31 to 1.40	3	31,757,680.75	7.88%	6	5.3671	1.384123
3,000,001 to 4,000,000	2	6,068,967.97	1.51%	6	4.1279	1.243203	1.41 to 1.50	1	3,001,438.81	0.75%	5	4.3200	1.410000
4,000,001 to 5,000,000	4	17,603,817.08	4.37%	6	5.1615	2.090710	1.51 to 1.75	5	63,540,011.78	15.77%	5	4.9890	1.676054
5,000,001 to 6,000,000	4	21,690,727.42	5.38%	6	5.0989	1.804496	1.76 to 2.00	4	51,631,116.19	12.82%	5	4.8960	1.815180
6,000,001 to 7,000,000	1	6,566,183.25	1.63%	6	4.9300	2.020700	2.01 to 2.25	2	39,566,183.25	9.82%	5	4.8966	2.159819
7,000,001 to 8,000,000	3	22,395,889.68	5.56%	5	5.4819	1.743376	2.26 to 2.50	4	20,177,352.47	5.01%	5	5.2215	2.359339
8,000,001 to 9,000,000	1	8,233,920.42	2.04%	(8)	3.9440	1.226500	2.51 or greater	3	8,277,116.27	2.05%	6	4.8328	3.273657
9,000,001 to 10,000,000	1	9,767,090.46	2.42%	5	5.3300	2.334400	Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064
10,000,001 to 15,000,000	1	12,032,547.71	2.99%	5	5.1700	1.241700
15,000,001 to 20,000,000	1	18,692,463.01	4.64%	7	5.1700	1.370900
20,000,001 to 30,000,000	2	48,142,946.69	11.95%	4	4.9670	1.660150
30,000,001 to 50,000,000	2	68,511,514.93	17.01%	5	4.8123	1.970113
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	142,125,586.88	35.28%	6	5.1604	NAP
							Defeased	22	142,125,586.88	35.28%	6	5.1604	NAP
Alabama	1	27,700,000.00	6.88%	4	4.9500	1.694800
							Industrial	1	33,000,000.00	8.19%	5	4.8900	2.187500
California	3	43,729,370.38	10.86%	5	4.8855	2.182809
							Lodging	3	18,115,013.85	4.50%	6	5.3819	1.906137
Colorado	1	2,220,531.11	0.55%	5	5.7500	1.409900
							Mobile Home Park	3	7,574,866.69	1.88%	6	5.6388	2.086923
Florida	2	22,937,790.99	5.69%	7	5.2699	1.427386
							Multi-Family	14	48,685,015.30	12.09%	5	4.6619	1.629111
Georgia	2	10,676,154.79	2.65%	(5)	4.2839	1.116285
							Office	3	49,986,297.01	12.41%	5	4.8772	1.591385
Illinois	1	2,719,017.69	0.68%	5	5.7500	1.409900
							Other	2	1,363,417.58	0.34%	7	5.2900	1.749200
Indiana	5	8,316,312.47	2.06%	6	5.4354	1.641964
							Retail	11	95,399,960.94	23.68%	4	4.9778	1.659218
Louisiana	1	20,442,946.69	5.08%	5	4.9900	1.613200
							Self Storage	1	6,566,183.25	1.63%	6	4.9300	2.020700
Michigan	1	5,497,285.17	1.36%	6	5.5100	1.393600
							Totals	60	402,816,341.50	100.00%	5	5.0152	1.704064
Missouri	1	5,041,705.14	1.25%	6	5.2900	2.384800

New York	12	34,321,712.84	8.52%	6	4.3803	1.530986

North Carolina	1	12,032,547.71	2.99%	5	5.1700	1.241700

Ohio	1	4,920,301.97	1.22%	7	5.3600	1.073700

Oregon	1	1,205,369.74	0.30%	5	5.5800	2.310000

Tennessee	1	35,511,514.93	8.82%	5	4.7400	1.768100

Texas	4	23,418,193.00	5.81%	5	5.2472	2.418912

Totals	60	402,816,341.50	100.00%	5	5.0152	1.704064

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP	Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP
	3.750% or less	2	4,877,174.21	1.21%	5	3.6246	0.785489	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	11,301,449.58	2.81%	(4)	3.9429	1.186736	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	4,859,625.43	1.21%	6	4.0926	2.244736	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	12,941,360.50	3.21%	5	4.2982	1.448717	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	36,511,514.93	9.06%	5	4.7342	1.744324	49 months or greater	33	260,690,754.62	64.72%	5	4.9361	1.746623
	4.751% to 5.000%	6	96,147,317.07	23.87%	5	4.9207	1.973911	Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064
	5.001% to 5.250%	2	30,725,010.72	7.63%	6	5.1700	1.320303
	5.251% to 5.500%	7	42,687,217.75	10.60%	6	5.3344	1.879934
	5.501% to 5.750%	5	20,640,084.43	5.12%	5	5.6453	1.654025
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	60 months or less	33	260,690,754.62	64.72%	5	4.9361	1.746623	121 months to 300 months	26	184,372,560.10	45.77%	5	4.9845	1.629135
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064	361 months or greater	3	10,343,194.52	2.57%	5	4.2947	1.983763
								Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064
								Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP
								Interest Only	4	65,975,000.00	16.38%	5	4.9013	2.037777
								60 months or less	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	142,125,586.88	35.28%	6	5.1604	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	242,178,570.31	60.12%	5	4.9689	1.765133	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	7	14,266,856.33	3.54%	6	4.1495	1.453414
	25 months or greater	1	4,245,327.98	1.05%	5	5.7100	1.676100
	Totals	48	402,816,341.50	100.00%	5	5.0152	1.704064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310937303	OF	Memphis	TN	Actual/360	4.740%	145,169.24	54,651.42	0.00	N/A	01/11/27	--	35,566,166.35	35,511,514.93	08/11/26
4	310937876	IN	Vernon	CA	Actual/360	4.890%	138,957.50	0.00	0.00	N/A	01/11/27	--	33,000,000.00	33,000,000.00	08/11/26
5	300571643	RT	Trussville	AL	Actual/360	4.950%	118,071.25	0.00	0.00	N/A	12/06/26	--	27,700,000.00	27,700,000.00	08/06/26
6	301741179	OF	Irvine	CA	Actual/360	4.605%	102,307.75	0.00	0.00	N/A	03/06/27	11/06/26	25,800,000.00	25,800,000.00	08/06/26
8	300571666	SS	Various	Various	Actual/360	5.730%	103,081.74	39,582.48	0.00	N/A	02/06/27	11/06/26	20,891,418.85	20,851,836.37	08/06/26
9	310938088	RT	New Orleans	LA	Actual/360	4.990%	87,971.09	29,995.25	0.00	N/A	01/11/27	--	20,472,941.94	20,442,946.69	08/11/26
10	301741177	RT	Miami Beach	FL	Actual/360	5.170%	83,334.08	26,117.74	0.00	N/A	03/06/27	--	18,718,580.75	18,692,463.01	08/06/26
11	301741181	RT	Tampa	FL	Actual/360	4.730%	76,247.60	0.00	0.00	N/A	03/06/27	--	18,720,000.00	18,720,000.00	08/06/26
12	600936330	OF	Charlotte	NC	Actual/360	5.170%	53,680.09	25,125.22	0.00	N/A	01/11/27	--	12,057,672.93	12,032,547.71	08/11/26
13	301741159	MF	Fayetteville	NC	Actual/360	4.390%	44,146.52	23,876.65	0.00	N/A	11/06/26	--	11,678,115.14	11,654,238.49	08/06/26
14	301741144	RT	Columbus	GA	Actual/360	3.944%	28,074.81	32,562.96	0.00	N/A	12/06/25	--	8,266,483.38	8,233,920.42	06/06/26
15	300571651	MF	Houston	TX	Actual/360	5.330%	44,912.34	18,326.35	0.00	N/A	01/06/27	--	9,785,416.81	9,767,090.46	08/06/26
16	470102910	MF	New York	NY	Actual/360	3.960%	37,510.00	11,000,000.00	0.00	N/A	03/01/27	--	11,000,000.00	0.00	07/01/26
17	301741170	RT	Fremont	CA	Actual/360	6.111%	45,192.29	15,478.26	0.00	N/A	12/06/26	--	8,588,015.86	8,572,537.60	08/06/26
18	301741171	LO	Tempe	AZ	Actual/360	5.627%	39,404.61	15,870.53	0.00	N/A	12/06/26	--	8,132,253.71	8,116,383.18	08/06/26
19	300571670	MF	Beech Grove	IN	Actual/360	5.610%	40,788.34	13,809.08	0.00	N/A	02/06/27	--	8,443,333.85	8,429,524.77	08/06/26
20	301741175	MF	Bloomington	IN	Actual/360	5.230%	35,771.18	16,295.07	0.00	N/A	02/06/27	--	7,942,776.95	7,926,481.88	08/06/26
21	300571667	LO	Riverhead	NY	Actual/360	5.350%	34,972.73	15,284.50	0.00	N/A	02/06/27	--	7,591,308.04	7,576,023.54	08/06/26
22	307400023	SS	Homeland	CA	Actual/360	5.270%	32,650.50	14,668.89	0.00	N/A	02/11/27	--	7,194,821.27	7,180,152.38	08/11/26
24	300571650	MF	Houston	TX	Actual/360	5.340%	33,409.27	13,584.64	0.00	N/A	01/06/27	--	7,265,518.21	7,251,933.57	08/06/26
25	300571644	RT	Various	Various	Actual/360	5.750%	37,527.24	11,201.09	0.00	N/A	01/06/27	--	7,579,133.66	7,567,932.57	08/06/26
26	410938257	SS	Brea	CA	Actual/360	4.930%	27,935.28	14,136.30	0.00	N/A	02/11/27	--	6,580,319.55	6,566,183.25	08/11/26
29	307400030	Various Various		IN	Actual/360	5.290%	25,962.38	11,478.78	0.00	N/A	03/11/27	--	5,699,407.48	5,687,928.70	08/11/26
30	300571669	LO	Dearborn	MI	Actual/360	5.510%	26,134.39	10,812.69	0.00	N/A	02/06/27	--	5,508,097.86	5,497,285.17	08/06/26
31	470102510	MF	Brooklyn	NY	Actual/360	4.310%	20,302.00	6,380.80	0.00	N/A	01/01/27	--	5,470,189.21	5,463,808.41	08/01/26
32	300571668	LO	Sedalia	MO	Actual/360	5.290%	23,013.14	10,267.89	0.00	N/A	02/06/27	--	5,051,973.03	5,041,705.14	08/06/26
33	301741180	RT	Tulsa	OK	Actual/360	5.015%	21,496.55	8,950.22	0.00	N/A	03/06/27	--	4,977,814.59	4,968,864.37	08/06/26
34	410937553	RT	Houston	TX	Actual/360	4.790%	23,020.07	0.00	0.00	N/A	02/11/27	11/11/26	5,581,000.00	5,581,000.00	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	410938207	OF	Indianapolis	IN	Actual/360	5.150%	21,728.56	2,333,745.49	0.00	N/A	01/11/27	--	4,899,644.03	0.00	08/11/26
36	301741178	MF	Cleveland	OH	Actual/360	5.360%	22,745.57	7,721.92	0.00	N/A	03/06/27	--	4,928,023.89	4,920,301.97	08/06/26
37	300571646	MH	Winter Haven	FL	Actual/360	5.710%	20,914.05	8,137.66	0.00	N/A	01/06/27	--	4,253,465.64	4,245,327.98	08/06/26
38	310936138	RT	Eureka	CA	Actual/360	4.780%	17,168.89	7,957.05	0.00	N/A	12/11/26	--	4,171,144.18	4,163,187.13	08/11/26
39	307400040	SS	Houston	TX	Actual/360	5.260%	19,042.57	7,354.74	0.00	N/A	01/11/27	--	4,204,172.59	4,196,817.85	08/11/26
40	300571649	MH	Various	IN	Actual/360	5.910%	20,462.72	7,444.78	0.00	N/A	10/06/26	--	4,020,838.29	4,013,393.51	08/06/26
41	600938425	RT	Lubbock	TX	Actual/360	4.760%	17,522.75	0.00	0.00	N/A	02/11/27	--	4,275,000.00	4,275,000.00	08/11/26
42	300571655	RT	Brandon	FL	Actual/360	5.470%	15,917.47	6,718.86	0.00	N/A	01/06/27	09/06/26	3,379,305.67	3,372,586.81	08/06/26
43	470102810	MF	Rockville Centre	NY	Actual/360	3.940%	10,433.15	7,577.43	0.00	N/A	03/01/27	--	3,075,106.59	3,067,529.16	08/01/26
44	470102470	MF	Hartsdale	NY	Actual/360	4.320%	11,178.36	3,496.59	0.00	N/A	01/01/27	--	3,004,935.40	3,001,438.81	08/01/26
45	470102530	MF	Rockville Centre	NY	Actual/360	3.620%	8,187.59	6,852.82	0.00	N/A	01/01/27	--	2,626,565.61	2,619,712.79	08/01/26
46	307400047	SS	Fate	TX	Actual/360	5.430%	12,842.01	4,693.97	0.00	N/A	12/11/26	--	2,746,463.64	2,741,769.67	08/11/26
47	470101050	MF	Yonkers	NY	Actual/360	4.260%	8,953.39	5,822.37	0.00	N/A	01/01/27	--	2,440,723.90	2,434,901.53	08/01/26
49	600937652	OF	Suwanee	GA	Actual/360	5.430%	11,442.38	4,896.36	0.00	N/A	01/11/27	--	2,447,130.73	2,442,234.37	08/11/26
50	470102310	MF	Rockaway Park	NY	Actual/360	3.630%	7,074.99	5,930.49	0.00	N/A	12/01/26	--	2,263,391.91	2,257,461.42	08/01/26
51	470103120	MF	Yonkers	NY	Actual/360	4.280%	7,540.70	4,801.74	0.00	N/A	03/01/27	--	2,046,013.49	2,041,211.75	08/01/26
52	307400053	MH	Corpus Christi	TX	Actual/360	5.530%	10,133.25	3,795.25	0.00	N/A	03/11/27	--	2,127,964.22	2,124,168.97	08/11/26
53	470102790	MF	Brooklyn	NY	Actual/360	4.210%	6,816.19	2,236.77	0.00	N/A	02/01/27	--	1,880,184.07	1,877,947.30	08/01/26
54	470102490	MF	New Rochelle	NY	Actual/360	4.010%	5,850.24	4,187.59	0.00	N/A	01/01/27	--	1,694,221.57	1,690,033.98	08/01/26
57	470103060	MF	New York	NY	Actual/360	4.030%	4,493.38	3,172.96	0.00	N/A	02/01/27	--	1,294,817.11	1,291,644.15	08/01/26
58	307400059	MH	Reedsport	OR	Actual/360	5.580%	5,803.14	2,359.52	0.00	N/A	01/11/27	--	1,207,729.26	1,205,369.74	08/11/26
60	470102940	MF	New York	NY	Actual/360	4.530%	3,900.83	0.00	0.00	N/A	02/01/27	--	1,000,000.00	1,000,000.00	08/01/26
Totals							1,801,196.16	13,867,361.17	0.00				419,249,601.21	402,816,341.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	4,887,451.55	1,192,571.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,640,001.92	914,313.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,463,341.04	631,671.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,166,291.15	583,677.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,479,116.92	907,595.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,359,671.00	332,962.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	7,497,767.89	1,736,815.00	01/01/26	03/31/26	04/13/26	2,285,053.71	8,622.13	60,522.24	121,205.64	0.00	0.00
15	1,468,614.94	469,498.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	332,486.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,266,976.57	1,361,898.72	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,028,004.11	280,566.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	927,083.05	210,230.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,089,909.94	257,211.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	730,634.02	202,031.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	694,234.46	709,316.91	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	557,490.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,065,776.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	308,020.84	86,676.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	400,558.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	536,955.00	298,888.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
38	632,941.03	191,263.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	699,575.58	371,861.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	362,494.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	294,055.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	88,397.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	198,184.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	351,795.00	46,841.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	178,167.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	167,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	480,587.96	118,522.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	392,680.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	177,775.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	182,799.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	247,147.26	57,494.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	41,869.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	38,396,522.72	10,961,907.96				2,285,053.71	8,622.13	60,522.24	121,205.64	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	470102910	11,000,000.00	Payoff w/ yield maintenance	0.00	110,000.00
35	410938207	2,325,661.02	Disposition	0.00	0.00
Totals		13,325,661.02		0.00	110,000.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	13,325,661.02	5.015240%	4.983528%	5
07/17/26	1	4,899,644.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989180%	4.953059%	6
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989284%	4.953148%	7
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989370%	4.953220%	8
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989471%	4.953307%	9
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989555%	4.953376%	10
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.989688%	4.953495%	11
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,461,845.11	4.989770%	4.956491%	12
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.984518%	4.950876%	13
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.984608%	4.955955%	14
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.984681%	4.956026%	15
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	365,601.48	4.984769%	4.956114%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301741144	06/06/26	1	5	60,522.24	121,205.64	0.00	8,299,841.93	11/19/25	2
Totals					60,522.24	121,205.64	0.00	8,299,841.93

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,233,920	0	8,233,920		0
0 - 6 Months		334,359,953	334,359,953	0		0
7 - 12 Months		60,222,468	60,222,468	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	402,816,342	394,582,421	8,233,920	0	0	0
Jul-26	419,249,601	406,083,474	13,166,127	0	0	0
Jun-26	419,830,259	419,830,259	0	0	0	0
May-26	420,367,089	420,367,089	0	0	0	0
Apr-26	420,943,055	412,577,729	0	0	8,365,326	0
Mar-26	421,475,058	413,077,614	0	0	8,397,444	0
Feb-26	422,129,640	413,697,425	0	0	8,432,215	0
Jan-26	422,656,488	414,192,381	0	0	8,464,107	0
Dec-25	425,648,694	417,152,803	0	0	8,495,891	0
Nov-25	426,218,894	426,218,894	0	0	0	0
Oct-25	426,744,492	426,744,492	0	0	0	0
Sep-25	427,310,102	427,310,102	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	301741144	8,233,920.42	8,299,841.93	46,900,000.00	05/25/26	1,550,623.00	1.22650	03/31/26	12/06/25	177
35	410938207	0.00	-	4,810,000.00	03/11/26	49,239.25	0.55050	03/31/26	01/11/27	246
Totals		8,233,920.42	8,299,841.93	51,710,000.00		1,599,862.25

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	301741144	RT	GA	11/19/25	2

Lender to dual track workout approach, and is currently seeking the appointment of a receiver at the Property. Expecting to file action by end of Q2 2026. Consensual order has been executed and submitted to the court. Loan remains in Maturity

Default.

35	410938207	OF	IN	01/30/26	8
DPO closed effective August 7, 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
35	410938207	0.00	5.15000%	0.00	5.15000%	8	01/01/21	01/01/21	02/11/22
35	410938207	0.00	5.15000%	0.00	5.15000%	8	06/23/26	01/01/21	02/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	307400001 11/18/22	52,202,667.18	55,500,000.00	54,618,847.34	13,357,089.86	54,618,847.34	41,261,757.48	10,940,909.70	0.00	667,494.55	10,273,415.15	18.67%
35	410938207 08/17/26	4,899,644.03	4,810,000.00	2,634,470.33	300,724.84	2,634,470.33	2,333,745.49	2,565,898.54	0.00	0.00	2,565,898.54	46.99%
Current Period Totals		4,899,644.03	4,810,000.00	2,634,470.33	300,724.84	2,634,470.33	2,333,745.49	2,565,898.54	0.00	0.00	2,565,898.54
Cumulative Totals		57,102,311.21	60,310,000.00	57,253,317.67	13,657,814.70	57,253,317.67	43,595,502.97	13,506,808.24	0.00	667,494.55	12,839,313.69

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1	307400001	09/15/23	0.00	0.00	10,273,415.15	0.00	0.00	(667,494.55)	0.00	0.00	10,273,415.15
		11/18/22	0.00	0.00	10,940,909.70	0.00	0.00	10,940,909.70	0.00	0.00
35	410938207	08/17/26	0.00	0.00	2,565,898.54	0.00	0.00	2,565,898.54	0.00	0.00	2,565,898.54
Current Period Totals			0.00	0.00	2,565,898.54	0.00	0.00	2,565,898.54	0.00	0.00	2,565,898.54
Cumulative Totals			0.00	0.01	12,839,313.69	0.00	0.00	12,839,313.69	0.00	0.00	12,839,313.69

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	1,779.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	(21,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(19,220.41)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(19,220.41)

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the WFCMS 2017-RC1 Commercial

Mortgage Trust transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27